Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value

Financial instruments measured at fair value as of September 30, 2017 and December 31, 2016 in accordance with this guidance are as follows.

September 30, 2017 (unaudited)	Level 1	Level 2	Level 3	Total
Fixed income securities:
U.S. government	$—	$2,899	$—	$2,899
State municipalities and political subdivisions	—	5,365	—	5,365
Asset-backed securities and collateralized mortgage Obligations	—	16,635	—	16,635
Corporate	—	20,308	—	20,308
Total fixed income securities	—	45,207	—	45,207

Equity securities:
Common stock	1,612	—	—	1,612
Warrants to purchase common stock	122	—	—	122
Rights to purchase common stock	37	—	—	37
Total equity securities	1,771	—	—	1,771
Total fixed income and equity securities	$1,771	$45,207	$—	$46,978

December 31, 2016
Fixed income securities:
U.S. government	$—	$1,604	$—	$1,604
State municipalities and political subdivisions	—	2,246	—	2,246
Asset-backed securities and collateralized mortgage Obligations	—	11,968	—	11,968
Corporate	—	10,741	—	10,741
Total fixed income securities	$—	$26,559	$—	$26,559

Equity securities:
Common stock	1,136	—	—	1,136
Total equity securities	1,136	—	—	1,136

Total fixed income and equity securities	$1,136	$26,559	$—	$27,695

Financial instruments measured at fair value as of December 31, 2016 and 2015 in accordance with this guidance are as follows.

As of December 31, 2016	Level 1	Level 2	Level 3	Total
Fixed income securities:
U.S. government	$—	$1,604	$—	$1,604
State municipalities and political subdivisions	—	2,246	—	2,246
Asset-backed securities and collateralized mortgage obligations	—	11,968	—	11,968
Corporate	—	10,741	—	10,741
Total fixed income securities	—	26,559	—	26,559

Equity securities:
Common stock	1,136	—	—	1,136
Total equity securities	1,136	—	—	1,136

Total fixed income and equity securities	$1,136	$26,559	$—	$27,695

As of December 31, 2015
Fixed income securities:
U.S. government	$—	$647	$—	$647
State municipalities and political subdivisions	—	1,651	—	1,651
Asset-backed securities and collateralized mortgage obligations	—	9,082	—	9,082
Corporate	—	8,858	—	8,858
Total	$—	$20,238	$—	$20,238